Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 768,560	$ 752,530
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	111,038	99,841
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	847,241	761,668
Apidos CLO XXXI Ltd.
Series 2019-31A, Class A1R,
3-Month Term SOFR + 1.36%, 6.67% (B), 04/15/2031 (A)	2,000,000	1,993,518
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A,
5.90%, 08/21/2028 (A)	1,080,000	1,081,563
BXG Receivables Note Trust
Series 2023-A, Class A,
5.77%, 11/15/2038 (A)	1,131,574	1,110,271
Chase Funding Trust
Series 2003-6, Class 1A7,
4.83% (B), 11/25/2034	15,165	14,391
Chase Issuance Trust
Series 2023-A1, Class A,
5.16%, 09/15/2028	960,000	956,612
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month Term SOFR + 1.26%, 6.57% (B), 10/18/2030 (A)	978,520	975,001
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A,
1.35%, 02/16/2027 (A)	39,181	38,854
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1A,
3-Month Term SOFR + 1.50%, 6.81% (B), 07/15/2036 (A)	1,500,000	1,482,472
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	127,523	127,443
FMC GMSR Issuer Trust
Series 2020-GT1, Class A,
4.45% (B), 01/25/2026 (A)	1,100,000	952,657
Series 2021-GT1, Class A,
3.62% (B), 07/25/2026 (A)	1,100,000	902,208
Ford Credit Auto Owner Trust
Series 2019-1, Class A,
3.52%, 07/15/2030 (A)	1,230,000	1,221,513
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	685,305	682,556
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	1,258	1,251
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	78,110	69,927
GoodLeap Sustainable Home Solutions Trust
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	880,361	685,927

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust (continued)
Series 2022-3CS, Class A,
4.95%, 07/20/2049 (A)	$ 183,881	$ 164,089
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	197,760	174,253
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	219,827	189,498
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A,
5.94%, 02/25/2028 (A)	955,000	952,761
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	30,414	30,298
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.80% (B), 08/25/2038 (A)	182,739	3,321
Series 2013-2, Class A,
1.61% (B), 03/25/2039 (A)	172,081	5,312
Series 2014-2, Class A,
2.98% (B), 04/25/2040 (A)	77,211	5,163
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (A)	74,607	73,880
Mosaic Solar Loan Trust
Series 2023-2A, Class A,
5.36%, 09/22/2053 (A)	1,826,670	1,727,715
MVW Owner Trust
Series 2023-1A, Class A,
4.93%, 10/20/2040 (A)	1,038,470	1,008,009
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	574,627	555,399
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	572,299	542,162
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month Term SOFR + 1.36%, 6.69% (B), 07/20/2030 (A)	1,970,869	1,966,675
Renew Financial
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	98,712	87,368
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
2.85% (B), 01/25/2036	13,486	10,756
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	505,616	473,600
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	1,423,675	1,394,529
Series 2023-2A, Class A,
5.80%, 04/20/2040 (A)	544,319	542,785
Structured Receivables Finance LLC
Series 2010-A, Class A,
5.22%, 01/16/2046 (A)	254,217	249,545
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month Term SOFR + 1.23%, 6.58% (B), 04/25/2031 (A)	662,701	661,026

Transamerica Series Trust	Page 1

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (A)	$ 1,003,000	$ 1,000,701
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	67,316	65,270

Total Asset-Backed Securities (Cost $26,544,972)		25,794,318

CORPORATE DEBT SECURITIES - 33.8%
Aerospace & Defense - 0.7%
Boeing Co.
5.15%, 05/01/2030	1,087,000	1,039,351
5.93%, 05/01/2060	855,000	766,913
HEICO Corp.
5.35%, 08/01/2033	1,102,000	1,044,234

		2,850,498

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	553,000	453,491

Automobiles - 1.6%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	793,000	744,564
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,074,000	998,186
6.95%, 03/06/2026	800,000	798,556
General Motors Co.
6.25%, 10/02/2043	235,000	210,578
General Motors Financial Co., Inc.
5.00%, 04/09/2027	754,000	723,994
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	923,000	923,041
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A) (C)	759,000	747,102
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	1,694,000	1,444,184

		6,590,205

Banks - 5.6%
Bank of America Corp.
Fixed until 04/25/2033, 5.29% (B), 04/25/2034	2,970,000	2,763,663
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	1,073,000	1,089,298
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	832,000	796,070
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	590,000	569,844
Fixed until 11/10/2032, 7.08% (B), 02/10/2034	766,000	692,440
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	234,000	231,204
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	1,192,000	920,290
ING Groep NV
Fixed until 09/11/2033, 6.11% (B), 09/11/2034	1,256,000	1,220,093
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	428,000	418,013
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	1,615,000	1,627,216

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	$ 1,271,000	$ 1,134,400
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	1,556,000	1,476,882
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	828,000	797,066
Morgan Stanley
Fixed until 07/21/2033, 5.42% (B), 07/21/2034	807,000	761,470
Fixed until 10/18/2032, 6.34% (B), 10/18/2033	665,000	669,038
Northern Trust Corp.
6.13%, 11/02/2032	1,117,000	1,103,286
PNC Financial Services Group, Inc.
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	846,000	813,109
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	759,000	678,719
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	502,000	474,126
Fixed until 10/28/2032, 6.12% (B), 10/28/2033	438,000	421,283
UBS Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	953,000	917,283
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	1,039,000	1,028,082
US Bancorp
Fixed until 06/10/2033, 5.84% (B), 06/12/2034	1,192,000	1,128,367
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	1,199,000	1,134,963
Fixed until 06/15/2024 (D), 5.90% (B)	419,000	410,583

		23,276,788

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	847,000	696,838
Constellation Brands, Inc.
3.15%, 08/01/2029	418,000	366,300
3.70%, 12/06/2026	198,000	186,963
Diageo Capital PLC
5.50%, 01/24/2033	445,000	446,138

		1,696,239

Biotechnology - 0.5%
Amgen, Inc.
2.00%, 01/15/2032	428,000	324,906
5.60%, 03/02/2043	490,000	455,837
CSL Finance PLC
4.63%, 04/27/2042 (A)	509,000	433,850
Gilead Sciences, Inc.
4.15%, 03/01/2047	205,000	161,810
Royalty Pharma PLC
2.20%, 09/02/2030	672,000	521,847

		1,898,250

Building Products - 0.2%
Lowe’s Cos., Inc.
3.75%, 04/01/2032	830,000	718,911

Transamerica Series Trust	Page 2

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 0.3%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	$ 1,477,000	$ 1,405,163

Chemicals - 0.4%
Celanese US Holdings LLC
6.70%, 11/15/2033	608,000	592,825
FMC Corp.
5.65%, 05/18/2033	486,000	439,778
Nutrien Ltd.
4.90%, 03/27/2028	522,000	504,263

		1,536,866

Commercial Services & Supplies - 1.8%
ADT Security Corp.
4.13%, 08/01/2029 (A)	712,000	602,003
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	659,000	583,738
5.55%, 05/30/2033 (A)	534,000	495,573
Carlisle Cos., Inc.
2.20%, 03/01/2032	577,000	437,287
3.75%, 12/01/2027	752,000	699,348
Element Fleet Management Corp.
6.27%, 06/26/2026 (A)	1,313,000	1,308,914
General Electric Co.
4.50%, 03/11/2044	847,000	706,139
Quanta Services, Inc.
2.90%, 10/01/2030	963,000	785,244
Republic Services, Inc.
5.00%, 04/01/2034	696,000	659,026
Triton Container International Ltd.
1.15%, 06/07/2024 (A)	295,000	283,886
3.15%, 06/15/2031 (A)	540,000	407,191
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	825,000	617,598

		7,585,947

Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	985,000	747,818
Sysco Corp.
3.30%, 07/15/2026	897,000	842,190

		1,590,008

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	668,000	592,854

Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (A)	485,000	469,159

Diversified REITs - 1.5%
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,131,000	791,783
SBA Tower Trust
6.60%, 01/15/2028 (A)	5,268,000	5,282,819

		6,074,602

Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.
6.88%, 11/15/2028	292,000	301,590
Verizon Communications, Inc.
1.68%, 10/30/2030	959,000	729,398
2.99%, 10/30/2056	1,647,000	913,251

		1,944,239

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.6%
Black Hills Corp.
4.25%, 11/30/2023	$ 731,000	$ 728,623
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	74,000	69,947
CMS Energy Corp.
2.95%, 02/15/2027	104,000	94,447
4.88%, 03/01/2044	133,000	113,095
DTE Electric Co.
4.30%, 07/01/2044	1,339,000	1,072,393
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,885,000	1,471,827
Duke Energy Progress LLC
3.60%, 09/15/2047	907,000	630,924
Entergy Arkansas LLC
3.70%, 06/01/2024	175,000	172,433
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	51,000	48,624
Pacific Gas & Electric Co.
3.75%, 08/15/2042	90,000	57,701
PacifiCorp
3.60%, 04/01/2024	1,060,000	1,046,840
Public Service Co. of Oklahoma
6.63%, 11/15/2037	160,000	161,510
Public Service Electric & Gas Co.
3.00%, 05/15/2025	898,000	862,270

		6,530,634

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.
2.95%, 02/15/2032	890,000	696,032
Keysight Technologies, Inc.
4.60%, 04/06/2027	736,000	708,287
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	471,000	406,687
Trimble, Inc.
6.10%, 03/15/2033	731,000	716,323

		2,527,329

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	760,000	705,692

Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,028,000	987,135
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	464,000	417,203
5.50%, 12/15/2024 (A)	1,560,000	1,533,714
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	1,491,000	1,407,739
5.50%, 01/15/2026 (A)	490,000	474,403

		4,820,194

Food Products - 0.5%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	896,000	725,877
Cargill, Inc.
5.13%, 10/11/2032 (A)	521,000	505,190
Viterra Finance BV
4.90%, 04/21/2027 (A)	834,000	798,737

		2,029,804

Transamerica Series Trust	Page 3

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	$ 694,000	$ 638,232
5.75%, 12/06/2052 (A)	324,000	309,295
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	431,000	427,470

		1,374,997

Health Care Providers & Services - 1.4%
Centene Corp.
3.00%, 10/15/2030	755,000	608,991
3.38%, 02/15/2030	609,000	508,092
Cigna Group
2.40%, 03/15/2030	892,000	732,602
CVS Health Corp.
2.70%, 08/21/2040	826,000	519,980
5.25%, 01/30/2031	358,000	344,048
Elevance Health, Inc.
2.25%, 05/15/2030	635,000	516,758
5.13%, 02/15/2053	503,000	443,616
HCA, Inc.
4.13%, 06/15/2029	406,000	367,587
5.25%, 04/15/2025	271,000	267,667
5.50%, 06/15/2047	508,000	435,618
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	350,000	313,616
UnitedHealth Group, Inc.
5.20%, 04/15/2063	781,000	696,336

		5,754,911

Health Care REITs - 0.3%
Physicians Realty LP
2.63%, 11/01/2031	978,000	737,033
Ventas Realty LP
3.25%, 10/15/2026	754,000	692,615

		1,429,648

Hotels, Restaurants & Leisure - 0.3%
Hyatt Hotels Corp.
1.80%, 10/01/2024	426,000	408,674
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,288,000	997,180

		1,405,854

Household Durables - 0.1%
Mohawk Industries, Inc.
5.85%, 09/18/2028	465,000	462,274

Industrial Conglomerates - 0.2%
Veralto Corp.
5.45%, 09/18/2033 (A)	703,000	680,711

Insurance - 1.5%
Aon Corp./Aon Global Holdings PLC
5.00%, 09/12/2032	1,112,000	1,042,648
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	1,614,000	1,438,178
Equitable Holdings, Inc.
5.59%, 01/11/2033	955,000	904,682

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Global Atlantic Finance Co.
7.95%, 06/15/2033 (A)	$ 1,240,000	$ 1,192,485
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (A)	167,000	167,080
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	600,000	577,810
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	1,033,000	840,329

		6,163,212

Interactive Media & Services - 0.6%
Baidu, Inc.
4.38%, 05/14/2024	1,739,000	1,722,793
Meta Platforms, Inc.
4.80%, 05/15/2030	794,000	773,486

		2,496,279

Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	64,000	51,576
3.80%, 02/15/2028	646,000	590,741

		642,317

Machinery - 0.4%
CNH Industrial Capital LLC
4.55%, 04/10/2028	729,000	692,711
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,319,000	1,108,174

		1,800,885

Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	743,000	518,661
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	426,000	378,242
Comcast Corp.
2.94%, 11/01/2056	426,000	242,375
NBCUniversal Media LLC
4.45%, 01/15/2043	521,000	428,171
Paramount Global
4.20%, 05/19/2032 (C)	443,000	352,277

		1,919,726

Metals & Mining - 0.6%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	972,000	915,967
ArcelorMittal SA
6.55%, 11/29/2027	1,072,000	1,087,694
Glencore Funding LLC
2.63%, 09/23/2031 (A)	894,000	690,213

		2,693,874

Office REITs - 0.1%
Highwoods Realty LP
4.13%, 03/15/2028	492,000	439,817

Transamerica Series Trust	Page 4

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 3.0%
Boardwalk Pipelines LP
3.40%, 02/15/2031	$ 464,000	$ 385,369
Chevron USA, Inc.
3.25%, 10/15/2029	658,000	593,116
Energy Transfer LP
4.90%, 02/01/2024	434,000	432,361
5.15%, 02/01/2043	527,000	418,462
5.55%, 02/15/2028	462,000	453,799
5.95%, 10/01/2043	489,000	429,689
7.60%, 02/01/2024	382,000	382,686
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,632,000	1,276,566
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	852,000	846,474
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,109,000	1,094,383
ONEOK, Inc.
6.10%, 11/15/2032	1,062,000	1,049,489
Ovintiv, Inc.
6.25%, 07/15/2033	703,000	679,933
Petroleos Mexicanos
6.84%, 01/23/2030	1,306,000	1,020,134
7.69%, 01/23/2050	290,000	186,263
Pioneer Natural Resources Co.
2.15%, 01/15/2031	773,000	610,107
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	754,000	648,298
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	443,000	412,767
Shell International Finance BV
2.50%, 09/12/2026	467,000	432,638
3.75%, 09/12/2046	618,000	455,838
Western Midstream Operating LP
6.15%, 04/01/2033	723,000	697,171
Williams Cos., Inc.
5.40%, 03/04/2044	84,000	72,562

		12,578,105

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	417,503	375,597

Personal Care Products - 0.4%
Haleon US Capital LLC
3.38%, 03/24/2027	450,000	417,539
Kenvue, Inc.
5.00%, 03/22/2030 (A)	1,168,000	1,138,147

		1,555,686

Pharmaceuticals - 0.8%
AbbVie, Inc.
3.20%, 05/14/2026	479,000	452,581
4.05%, 11/21/2039	533,000	435,864
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	775,000	723,519
Merck & Co., Inc.
5.00%, 05/17/2053	930,000	845,635
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	782,000	718,731
Viatris, Inc.
2.30%, 06/22/2027	449,000	386,376

		3,562,706

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	$ 768,000	$ 737,878
5.10%, 12/15/2027	419,000	406,889

		1,144,767

Residential REITs - 0.2%
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	765,000	658,336

Retail REITs - 0.3%
Realty Income Corp.
4.90%, 07/15/2033	781,000	713,902
Simon Property Group LP
5.50%, 03/08/2033	717,000	680,533

		1,394,435

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,125,000	1,011,420
Broadcom, Inc.
3.14%, 11/15/2035 (A)	877,000	639,630
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	896,000	856,172
KLA Corp.
3.30%, 03/01/2050	835,000	554,724
Microchip Technology, Inc.
0.98%, 09/01/2024	708,000	675,846
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	400,000	243,013
3.40%, 05/01/2030	701,000	599,585
QUALCOMM, Inc.
3.25%, 05/20/2050	589,000	398,571
Skyworks Solutions, Inc.
1.80%, 06/01/2026	418,000	372,145
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	1,856,000	1,415,588

		6,766,694

Software - 1.2%
Fiserv, Inc.
5.45%, 03/02/2028	744,000	737,581
Intuit, Inc.
5.50%, 09/15/2053	329,000	315,360
Oracle Corp.
3.65%, 03/25/2041	591,000	421,478
6.90%, 11/09/2052	766,000	789,600
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	881,000	411,273
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,211,000	1,168,381
Workday, Inc.
3.50%, 04/01/2027	1,294,000	1,207,282

		5,050,955

Specialized REITs - 0.2%
Weyerhaeuser Co.
4.00%, 04/15/2030	922,000	817,115

Tobacco - 0.4%
BAT Capital Corp.
6.42%, 08/02/2033	1,037,000	1,008,252
Philip Morris International, Inc.
5.63%, 11/17/2029	823,000	814,433

		1,822,685

Transamerica Series Trust	Page 5

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure - 0.3%
GXO Logistics, Inc.
2.65%, 07/15/2031	$ 1,779,000	$ 1,349,423

Wireless Telecommunication Services - 0.3%
T-Mobile USA, Inc.
3.50%, 04/15/2031	859,000	726,367
3.88%, 04/15/2030	545,000	483,139

		1,209,506

Total Corporate Debt Securities (Cost $145,206,251)		140,847,388

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Colombia - 0.4%
Colombia Government International Bonds
4.50%, 01/28/2026	1,795,000	1,717,019

Israel - 0.0% (E)
Israel Government AID Bonds
5.50%, 09/18/2033	100,000	103,681

Mexico - 0.3%
Mexico Government International Bonds
3.75%, 01/11/2028	1,053,000	974,688

Total Foreign Government Obligations (Cost $2,770,022)		2,795,388

MORTGAGE-BACKED SECURITIES - 7.1%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	86,171	84,210
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	68,982	57,222
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	19,182	14,421
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month Term SOFR + 4.64%, 0.00% (B), 07/25/2035	126,883	1,917
Series 2005-22T1, Class A2,
(1.00) * 1-Month Term SOFR + 4.96%, 0.00% (B), 06/25/2035	308,699	10,342
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class C,
4.35% (B), 08/15/2046 (A)	200,000	123,551
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1, 03/25/2034	7,065	4,806
Series 2005-7, Class 30, 11/25/2035	6,621	6,417
Series 2005-8, Class 30, 01/25/2036	1,945	1,220
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
4.88% (B), 11/25/2033	9,000	8,357
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	504,361
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 6.80% (B), 02/25/2036	11,861	10,979

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.96% (B), 02/25/2037	$ 17,375	$ 16,791
Series 2007-A2, Class 2A1,
4.92% (B), 06/25/2035	8,483	8,201
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	22,925	21,532
Series 2004-3, Class A4,
5.75%, 04/25/2034	13,755	12,880
Series 2004-7, Class 2A1,
0.00% (B), 06/25/2034	7,177	6,661
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (F)	249	147
Series 2004-HYB1, Class 2A,
4.70% (B), 05/20/2034	6,236	5,754
Series 2005-22, Class 2A1,
3.73% (B), 11/25/2035	52,065	41,457
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	48,287	48,173
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	782,000	778,075
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	2,819	2,554
COMM Mortgage Trust
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	1,665,000	1,565,592
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	402,874
Series 2018-HOME, Class A,
3.94% (B), 04/10/2033 (A)	1,160,000	1,035,684
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	6,737	6,253
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	844	803
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A,
3.14%, 12/10/2036 (A)	1,000,000	955,369
Series 2019-FBLU, Class C,
3.75%, 12/10/2036 (A)	1,235,000	1,176,900
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month Term SOFR + 0.46%, 5.78% (B), 03/25/2035 (A)	79,954	69,440
Series 2005-RP3, Class 1AF,
1-Month Term SOFR + 0.46%, 5.78% (B), 09/25/2035 (A)	54,952	45,895
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	13,717	13,037
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	8,542	8,312
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	17,162	16,117
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	33,496	15,912
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month Term SOFR + 0.81%, 6.13% (B), 05/25/2036	11,447	10,140

Transamerica Series Trust	Page 6

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
5.10% (B), 11/25/2033	$ 4,737	$ 4,531
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	154,000	130,832
Manhattan West Mortgage Trust
Series 2020-1MW, Class A,
2.13%, 09/10/2039 (A)	600,000	513,868
Series 2020-1MW, Class B,
2.41% (B), 09/10/2039 (A)	1,426,000	1,213,120
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
5.13% (B), 04/21/2034	10,235	9,646
Series 2004-13, Class 3A7,
5.39% (B), 11/21/2034	5,603	5,210
Series 2004-3, Class 4A2,
3.85% (B), 04/25/2034	6,517	5,709
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	368	347
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3PO,
Zero Coupon, 05/28/2035 (A)	4,170	3,121
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month Term SOFR + 0.73%, 6.05% (B), 10/25/2028	65,892	60,426
Series 2004-1, Class 2A1,
4.42% (B), 12/25/2034	17,436	16,056
Series 2004-A, Class A1,
1-Month Term SOFR + 0.57%, 5.89% (B), 04/25/2029	45,072	41,946
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (A)	981,100	934,913
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (B), 07/25/2060 (A)	798,620	686,584
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	100,880	93,101
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	371,932	345,063
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	313,204	284,928
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	2,470	2,375
Series 2003-A1, Class A5,
7.00%, 04/25/2033	9,885	9,519
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (B), 03/25/2063 (A)	1,002,912	996,462
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	960,000	886,132
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	57,009	11,074

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month Term SOFR + 16.38%, 5.26% (B), 10/25/2017	$ 43	$ 22
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	157,235	141,541
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month Term SOFR + 0.87%, 6.20% (B), 04/20/2033	33,929	30,419
Series 2004-11, Class A1,
1-Month Term SOFR + 0.71%, 6.04% (B), 12/20/2034	26,774	23,733
Series 2004-8, Class A1,
1-Month Term SOFR + 0.81%, 6.14% (B), 09/20/2034	80,745	70,334
Series 2004-9, Class A1,
1-Month Term SOFR + 0.79%, 6.12% (B), 10/20/2034	49,744	44,567
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
6.38% (B), 02/25/2034	60,447	56,229
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month Term SOFR + 0.81%, 6.14% (B), 01/19/2034	108,369	101,258
Series 2004-AR1, Class 1A1,
1-Month Term SOFR + 0.81%, 6.14% (B), 03/19/2034	77,580	71,118
Series 2004-AR5, Class 1A1,
1-Month Term SOFR + 0.77%, 6.10% (B), 10/19/2034	12,985	12,004
Series 2005-AR5, Class A3,
1-Month Term SOFR + 0.61%, 5.94% (B), 07/19/2035	43,608	38,996
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
3.81% (B), 12/25/2044	25,226	23,272
Towd Point Mortgage Trust
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	32,660	32,430
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,484,670	1,400,476
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	815,144	773,335
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	1,370,125	1,315,891
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	1,751,457	1,569,011
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	1,761,850	1,614,576
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	3,717,571	3,208,216
Series 2021-R1, Class A1,
2.92% (B), 11/30/2060 (A)	1,357,508	1,070,898
Series 2022-1, Class A1,
3.75% (B), 07/25/2062 (A)	706,900	636,562
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	2,662,898	2,435,380
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	7,320	6,735

Transamerica Series Trust	Page 7

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
0.91% (B), 05/10/2063 (A)	$ 58,468	$ 2
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	62,298	63,028
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (B), 03/15/2045 (A) (G)	39,944	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
5.73% (B), 10/25/2033	27,149	24,956
Series 2003-AR6, Class A1,
5.35% (B), 06/25/2033	7,146	6,631
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	17,073	15,779
Series 2003-S9, Class A8,
5.25%, 10/25/2033	14,775	13,877
Series 2004-AR3, Class A2,
4.52% (B), 06/25/2034	4,260	3,835
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	55,498	47,959
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month Term SOFR + 4.94%, 0.00% (B), 04/25/2035	182,103	3,171
Series 2005-3, Class CX,
5.50%, 05/25/2035	72,006	11,435
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
Zero Coupon, 03/25/2033	117	87
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,005,119
Series 2021-SAVE, Class A,
1-Month Term SOFR + 1.26%, 6.60% (B), 02/15/2040 (A)	346,451	330,824

Total Mortgage-Backed Securities (Cost $30,844,500)		29,551,025

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.2%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/2052	898,410	748,515
3.50%, 06/01/2042 - 06/01/2043	493,968	436,128
1-Year RFUCC Treasury + 1.69%, 3.94% (B), 12/01/2036	2,174	2,128
1-Year RFUCC Treasury + 1.67%, 3.97% (B), 11/01/2036	14,606	14,335
4.00%, 06/01/2042 - 01/01/2046	864,202	789,265
1-Year CMT + 2.25%, 4.38% (B), 01/01/2035	10,712	10,853
1-Year CMT + 2.36%, 4.48% (B), 10/01/2036	4,443	4,388
4.50%, 06/01/2048	384,979	360,520
1-Year CMT + 2.25%, 4.77% (B), 02/01/2036	19,272	19,398

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year CMT + 2.37%, 4.85% (B), 09/01/2034	$ 14,006	$ 14,014
1-Year CMT + 2.25%, 5.25% (B), 05/01/2036	3,837	3,846
1-Year RFUCC Treasury + 1.95%, 5.48% (B), 06/01/2036	21,465	21,744
6.00%, 12/01/2034	33,529	33,353
6-Month RFUCC Treasury + 1.76%, 6.50% (B), 10/01/2036	12,127	12,315
6-Month RFUCC Treasury + 1.79%, 7.21% (B), 07/01/2036	16,554	16,825
6-Month RFUCC Treasury + 1.62%, 7.37% (B), 08/01/2036	2,486	2,522
6-Month RFUCC Treasury + 1.84%, 7.40% (B), 03/01/2037	4,202	4,270
6-Month RFUCC Treasury + 2.11%, 7.77% (B), 02/01/2037	11,693	11,818
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	1,934,000	1,853,351
3.17%, 10/25/2024	2,689,443	2,619,532
3.30% (B), 11/25/2027	553,000	515,529
3.53% (B), 10/25/2023	207,470	206,686
Federal Home Loan Mortgage Corp. REMICS
(3.33) * 1-Month SOFR Average + 17.12%, Zero Coupon (B), 02/15/2040	28,432	25,616
(2.00) * 1-Month SOFR Average + 13.06%, 2.43% (B), 07/15/2033	15,079	13,949
(1.25) * 1-Month SOFR Average + 9.98%, 3.34% (B), 07/15/2032	14,813	13,955
(1.83) * 1-Month SOFR Average + 14.55%, 4.81% (B), 09/15/2033	2,568	2,543
1-Month SOFR Average + 0.51%, 4.84% (B), 07/15/2037	52,717	50,820
5.50%, 04/15/2033 - 05/15/2038	7,120	6,952
(3.62) * 1-Month SOFR Average + 26.80%, 5.50% (B), 05/15/2041	22,470	20,731
1-Month SOFR Average + 0.46%, 5.78% (B), 06/15/2043	350,192	336,288
1-Month SOFR Average + 0.51%, 5.83% (B), 10/15/2041	77,785	76,805
1-Month SOFR Average + 0.55%, 5.87% (B), 02/15/2037	2,868	2,784
6.00%, 11/15/2032	21,872	21,997
6.40%, 11/15/2023	114	113
6.50%, 08/15/2031 - 07/15/2036	92,899	93,334
7.00%, 03/15/2024 - 05/15/2032	82,191	84,716
7.25%, 12/15/2030	11,066	11,461
7.50%, 08/15/2030	12,167	12,535
8.00%, 01/15/2030	48,265	50,384
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
Zero Coupon, 01/15/2040	29,012	1,307
(1.00) * 1-Month SOFR Average + 5.89%, 0.57% (B), 11/15/2037 - 02/15/2039	42,681	2,095
(1.00) * 1-Month SOFR Average + 6.09%, 0.77% (B), 06/15/2038	99,326	8,149
(1.00) * 1-Month SOFR Average + 6.26%, 0.94% (B), 10/15/2037	194,190	14,965
(1.00) * 1-Month SOFR Average + 6.31%, 0.99% (B), 11/15/2037	23,213	1,311
(1.00) * 1-Month SOFR Average + 6.69%, 1.37% (B), 04/15/2038	19,655	1,585

Transamerica Series Trust	Page 8

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month SOFR Average + 6.99%, 1.67% (B), 07/15/2036	$ 6,365	$ 637
(1.00) * 1-Month SOFR Average + 7.89%, 2.57% (B), 03/15/2032	10,065	825
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
12/15/2032 - 01/15/2040	70,335	57,035
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 5.83% (B), 10/25/2044	74,207	66,849
7.00%, 02/25/2043	28,296	29,000
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	15,873	2,748
Federal National Mortgage Association
2.50%, 12/01/2051 - 07/01/2061	3,022,475	2,385,071
3.00%, 01/01/2043 - 07/01/2060	1,793,952	1,473,656
3.50%, 08/01/2032 - 03/01/2060	1,860,496	1,631,493
4.00%, 07/01/2042 - 08/01/2048	1,438,731	1,309,219
1-Year RFUCC Treasury + 1.79%, 4.29% (B), 01/01/2038	3,018	2,954
4.50%, 08/01/2052	2,598,930	2,388,953
1-Year CMT + 2.22%, 4.54% (B), 01/01/2036	7,060	7,162
5.00%, 03/01/2053 - 04/01/2053	7,331,264	6,926,363
5.50%, 03/01/2053 - 01/01/2058	3,872,201	3,783,914
1-Month SOFR Average + 0.37%, 5.69% (B), 11/25/2046	48,096	47,585
6.00%, 10/01/2033	5,099	5,074
6.50%, 01/01/2036	7,302	7,163
8.00%, 11/01/2037	3,255	3,290
Federal National Mortgage Association REMICS
(2.50) * 1-Month SOFR Average + 13.46%, 0.18% (B), 07/25/2033	7,553	6,620
(1.33) * 1-Month SOFR Average + 7.31%, 0.23% (B), 08/25/2033	24,736	20,926
(1.88) * 1-Month SOFR Average + 11.06%, 1.07% (B), 07/25/2035	38,491	33,348
(2.75) * 1-Month SOFR Average + 16.19%, 1.57% (B), 05/25/2034	5,319	4,960
(4.00) * 1-Month SOFR Average + 23.54%, 2.28% (B), 05/25/2034	3,567	3,622
(2.00) * 1-Month SOFR Average + 13.77%, 3.14% (B), 03/25/2038	3,350	2,805
(1.67) * 1-Month SOFR Average + 12.31%, 3.45% (B), 09/25/2033	3,460	3,211
(2.50) * 1-Month SOFR Average + 17.09%, 3.80% (B), 07/25/2035	25,996	26,076
1-Month SOFR Average + 0.36%, 4.33% (B), 06/27/2036	11,543	11,456
(4.00) * 1-Month SOFR Average + 25.74%, 4.48% (B), 10/25/2036	2,829	3,014
(1.83) * 1-Month SOFR Average + 14.27%, 4.53% (B), 12/25/2032	2,130	2,096
(2.75) * 1-Month SOFR Average + 19.21%, 4.59% (B), 04/25/2034 - 05/25/2034	37,692	38,069
(2.00) * 1-Month SOFR Average + 15.27%, 4.64% (B), 11/25/2031	7,986	8,108
(3.67) * 1-Month SOFR Average + 24.15%, 4.66% (B), 03/25/2036	8,663	9,387
(4.00) * 1-Month SOFR Average + 26.10%, 4.84% (B), 12/25/2036	2,158	2,202
4.98% (B), 10/25/2042	10,544	10,340

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
1-Month SOFR Average + 0.61%, 5.41% (B), 05/25/2035	$ 5,067	$ 5,067
1-Month SOFR Average + 0.41%, 5.73% (B), 08/25/2041	21,147	20,950
1-Month SOFR Average + 0.46%, 5.78% (B), 04/25/2035 - 08/25/2036	29,083	28,491
6.00%, 08/25/2037	9,401	9,541
6.50%, 05/25/2044	26,917	26,960
7.00%, 03/25/2031 - 11/25/2031	54,768	56,170
(3.25) * 1-Month SOFR Average + 24.82%, 7.54% (B), 02/25/2032	1,248	1,366
(6.67) * 1-Month SOFR Average + 53.24%, 10.00% (B), 03/25/2032	1,130	1,193
Federal National Mortgage Association REMICS, Interest Only STRIPS
Zero Coupon, 04/25/2041	17,699	937
0.17% (B), 01/25/2038	11,665	456
(1.00) * 1-Month SOFR Average + 5.74%, 0.42% (B), 09/25/2038	55,801	2,584
(1.00) * 1-Month SOFR Average + 5.80%, 0.48% (B), 02/25/2038	29,186	1,584
(1.00) * 1-Month SOFR Average + 5.99%, 0.67% (B), 06/25/2037	16,802	837
(1.00) * 1-Month SOFR Average + 6.07%, 0.75% (B), 12/25/2039	4,869	228
(1.00) * 1-Month SOFR Average + 6.09%, 0.77% (B), 03/25/2038	5,368	303
0.92% (B), 08/25/2042	151,607	4,164
(1.00) * 1-Month SOFR Average + 6.31%, 0.99% (B), 04/25/2040	7,886	429
(1.00) * 1-Month SOFR Average + 6.42%, 1.10% (B), 01/25/2041	121,473	11,685
(1.00) * 1-Month SOFR Average + 6.43%, 1.11% (B), 09/25/2037	20,453	1,511
(1.00) * 1-Month SOFR Average + 6.44%, 1.12% (B), 02/25/2039	10,750	791
(1.00) * 1-Month SOFR Average + 6.47%, 1.15% (B), 06/25/2036	12,199	892
(1.00) * 1-Month SOFR Average + 6.59%, 1.27% (B), 03/25/2036	240,079	18,424
(1.00) * 1-Month SOFR Average + 7.04%, 1.72% (B), 07/25/2037	34,399	3,571
6.50%, 05/25/2033	9,041	1,654
7.00%, 06/25/2033	11,970	1,840
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2032 - 10/25/2043	398,203	299,468
Federal National Mortgage Association, Interest Only STRIPS
2.05% (B), 11/25/2033	3,429,718	284,122
2.06% (B), 07/25/2030	6,136,471	465,586
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 01/25/2033	15,900	13,654
FREMF Trust
Series 2018-W5FX, Class BFX,
3.79% (B), 04/25/2028 (A)	900,000	798,729
Government National Mortgage Association
2.00%, 05/16/2049	314	312
Government National Mortgage Association REMICS
1.65%, 01/20/2063	261	230
(2.00) * 1-Month Term SOFR + 13.17%, 2.52% (B), 10/20/2037	9,522	8,664

Transamerica Series Trust	Page 9

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
(4.91) * 1-Month Term SOFR + 28.90%, 2.75% (B), 09/20/2034	$ 7,084	$ 6,958
(2.41) * 1-Month Term SOFR + 16.16%, 3.31% (B), 06/17/2035	4,421	4,290
(3.00) * 1-Month Term SOFR + 19.86%, 3.89% (B), 09/20/2037	3,892	3,835
(3.50) * 1-Month Term SOFR + 22.87%, 4.24% (B), 04/20/2037	13,490	13,878
(2.75) * 1-Month Term SOFR + 19.35%, 4.69% (B), 04/16/2034	14,662	14,840
(2.20) * 1-Month Term SOFR + 16.47%, 4.74% (B), 05/18/2034	94	91
1-Month Term SOFR + 0.81%, 4.87% (B), 05/20/2061	892	853
1-Month Term SOFR + 0.66%, 4.88% (B), 07/20/2062	441	434
1-Month Term SOFR + 0.69%, 4.98% (B), 09/20/2062	1,053	1,038
1-Month Term SOFR + 0.56%, 5.50% (B), 03/20/2060	3,471	3,399
1-Month Term SOFR + 0.54%, 5.59% (B), 04/20/2060	2,218	2,178
1-Month Term SOFR + 0.41%, 5.59% (B), 08/20/2060	230	228
1-Month Term SOFR + 0.63%, 5.95% (B), 10/20/2062	51,119	50,889
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month Term SOFR + 5.59%, 0.26% (B), 12/20/2038	17,754	639
(1.00) * 1-Month Term SOFR + 5.72%, 0.39% (B), 02/20/2038	28,236	372
(1.00) * 1-Month Term SOFR + 5.89%, 0.56% (B), 11/20/2037	26,128	420
(1.00) * 1-Month Term SOFR + 5.97%, 0.64% (B), 06/20/2039	15,895	834
(1.00) * 1-Month Term SOFR + 5.99%, 0.66% (B), 10/20/2034 - 02/16/2039	41,181	1,356
(1.00) * 1-Month Term SOFR + 6.09%, 0.76% (B), 03/20/2037 - 06/20/2038	60,179	1,998
(1.00) * 1-Month Term SOFR + 6.16%, 0.83% (B), 04/20/2039	18,751	784
(1.00) * 1-Month Term SOFR + 6.19%, 0.86% (B), 09/20/2035 - 03/20/2039	58,797	3,457
(1.00) * 1-Month Term SOFR + 6.29%, 0.96% (B), 05/16/2038	56,412	2,445
(1.00) * 1-Month Term SOFR + 6.36%, 1.03% (B), 06/16/2037	18,335	470
(1.00) * 1-Month Term SOFR + 6.44%, 1.11% (B), 11/20/2037 - 12/20/2037	24,281	504
(1.00) * 1-Month Term SOFR + 6.64%, 1.31% (B), 07/20/2037	46,269	1,984
(1.00) * 1-Month Term SOFR + 6.70%, 1.37% (B), 04/16/2037	16,064	1,105
6.50%, 03/20/2039	12,502	1,360
Government National Mortgage Association REMICS, Principal Only STRIPS
06/16/2033 - 01/20/2038	35,073	31,183
Tennessee Valley Authority
5.88%, 04/01/2036	1,459,000	1,557,232

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/2038 - 10/01/2053 (H)	$ 9,011,000	$ 7,321,367
2.50%, 10/01/2037 - 10/01/2052 (H)	22,082,000	17,876,071
3.00%, 10/01/2037 - 10/01/2053 (H)	17,486,000	14,658,341
3.50%, 10/01/2037 - 10/01/2053 (H)	12,901,000	11,302,351
4.00%, 10/01/2053 (H)	5,919,000	5,275,771
4.50%, 10/01/2053 (H)	6,601,000	6,064,153
5.50%, 10/01/2053 (H)	7,013,000	6,781,790
6.00%, 10/01/2053 (H)	2,930,000	2,893,146

Total U.S. Government Agency Obligations (Cost $110,134,136)		104,825,398

U.S. GOVERNMENT OBLIGATIONS - 22.4%
U.S. Treasury - 20.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,964,000	1,395,627
1.88%, 11/15/2051	2,107,800	1,173,040
2.00%, 02/15/2050	1,350,500	786,666
2.25%, 08/15/2046 - 02/15/2052	3,920,900	2,445,388
2.38%, 02/15/2042 - 05/15/2051	4,786,700	3,241,860
2.50%, 02/15/2045 - 05/15/2046	6,276,600	4,230,277
2.75%, 08/15/2042 - 11/15/2047	5,208,000	3,685,008
2.88%, 08/15/2045 - 05/15/2049	3,867,500	2,795,230
3.00%, 05/15/2042 - 08/15/2052	5,563,600	4,095,528
3.13%, 02/15/2042	1,241,300	972,336
3.63%, 02/15/2044 - 05/15/2053	8,043,300	6,667,339
3.88%, 02/15/2043	872,000	758,231
4.00%, 11/15/2052	2,711,000	2,400,294
5.25%, 02/15/2029 (C)	736,800	757,033
U.S. Treasury Notes
0.25%, 05/31/2025 - 08/31/2025	5,012,000	4,581,938
0.63%, 05/15/2030 - 08/15/2030	10,451,400	8,062,715
0.88%, 06/30/2026	1,176,000	1,058,216
1.13%, 02/15/2031	4,532,000	3,575,146
1.38%, 11/15/2031	2,539,000	1,989,941
1.50%, 01/31/2027 - 02/15/2030	3,702,500	3,137,547
1.63%, 02/15/2026 - 05/15/2031	9,113,600	7,653,201
2.25%, 11/15/2027	452,700	411,798
2.63%, 02/15/2029	529,000	478,621
2.75%, 02/15/2028 - 08/15/2032	2,915,000	2,672,432
2.88%, 05/15/2028 - 05/15/2032	3,137,700	2,841,166
3.38%, 05/15/2033	722,900	655,919
3.50%, 01/31/2028 - 02/15/2033	2,882,900	2,734,986
3.63%, 05/31/2028	1,286,000	1,232,852
3.88%, 11/30/2027 - 08/15/2033	1,139,900	1,100,250
4.00%, 06/30/2028	720,000	700,931
4.13%, 09/30/2027 - 11/15/2032	5,376,300	5,226,860
4.63%, 06/30/2025	2,446,000	2,425,171

		85,943,547

U.S. Treasury Inflation-Protected Securities - 1.8%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	2,097,528	1,230,372
1.75%, 01/15/2028	939,648	912,825
2.50%, 01/15/2029	3,517,016	3,541,745
U.S. Treasury Inflation-Protected Indexed Notes 0.13%, 07/15/2030	1,917,074	1,661,395

		7,346,337

Total U.S. Government Obligations (Cost $101,503,288)		93,289,884

Transamerica Series Trust	Page 10

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.2%
Banks - 0.2%
Citigroup Capital XIII,
3-Month Term SOFR + 6.63%, 12.00% (B)	26,475	$ 776,512

Total Preferred Stock (Cost $756,466)		776,512

	Principal	Value
COMMERCIAL PAPER - 16.0%
Banks - 9.0%
Australia & New Zealand Banking Group Ltd.
5.73% (I), 12/12/2023 (A)	$ 4,200,000	4,153,768
Cooperatieve Rabobank UA
5.78% (I), 03/06/2024	4,200,000	4,097,048
DNB Bank ASA
5.69% (I), 12/20/2023 (A)	4,200,000	4,148,895
Mackinac Funding Co. LLC
5.86% (I), 03/07/2024 (A)	4,206,000	4,100,588
Nordea Bank Abp
5.80% (I), 03/05/2024 (A)	4,300,000	4,196,486
Skandinaviska Enskilda Banken AB
5.71% (I), 12/13/2023 (A)	4,200,000	4,153,030
Societe Generale SA
5.76% (I), 12/11/2023 (A)	4,200,000	4,153,848
Svenska Handelsbanken AB
5.83% (I), 03/11/2024 (A)	4,200,000	4,094,174
Westpac Banking Corp.
5.41% (I), 10/11/2023 (A)	4,200,000	4,192,661

		37,290,498

Financial Services - 5.0%
Barton Capital SA
5.63% (I), 11/20/2023 (A)	4,370,000	4,335,617
Glencove Funding LLC
5.74% (I), 12/22/2023 (A)	4,200,000	4,146,296
Liberty Street Funding LLC
5.46% (I), 11/01/2023 (A)	4,200,000	4,179,298
LMA-Americas LLC
5.51% (I), 11/14/2023 (A)	4,200,000	4,170,607
Victory Receivables Corp.
5.47% (I), 10/25/2023 (A)	4,200,000	4,183,693

		21,015,511

Health Care Providers & Services - 1.0%
Columbia Funding Co. LLC
5.84% (I), 03/05/2024 (A)	4,130,000	4,027,660

Software - 1.0%
Manhattan Asset Funding Co. LLC
5.74% (I), 12/12/2023 (A)	4,200,000	4,152,612

Total Commercial Paper (Cost $66,492,379)		66,486,281

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.5%
U.S. Treasury Bills
5.41% (I), 11/02/2023	$ 2,613,000	$ 2,601,089
5.45% (I), 12/14/2023	1,013,000	1,002,094
5.46% (I), 12/07/2023	6,895,000	6,827,846

Total Short-Term U.S. Government Obligations (Cost $10,428,019)		10,431,029

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (I)	1,895,558	1,895,558

Total Other Investment Company (Cost $1,895,558)		1,895,558

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.50% (I), dated 09/29/2023, to be repurchased at $1,801,656 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.88%, due 09/30/2026, and with a value of $1,837,321.	$ 1,801,281	1,801,281

Total Repurchase Agreement (Cost $1,801,281)		1,801,281

Total Investments (Cost $498,376,872)		478,494,062
Net Other Assets (Liabilities) - (14.9)%		(62,011,641)

Net Assets - 100.0%		$ 416,482,421

Transamerica Series Trust	Page 11

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$25,794,318	$—	$25,794,318
Corporate Debt Securities	—	140,847,388	—	140,847,388
Foreign Government Obligations	—	2,795,388	—	2,795,388
Mortgage-Backed Securities	—	29,551,025	—	29,551,025
U.S. Government Agency Obligations	—	104,825,398	—	104,825,398
U.S. Government Obligations	—	93,289,884	—	93,289,884
Preferred Stock	776,512	—	—	776,512
Commercial Paper	—	66,486,281	—	66,486,281
Short-Term U.S. Government Obligations	—	10,431,029	—	10,431,029
Other Investment Company	1,895,558	—	—	1,895,558
Repurchase Agreement	—	1,801,281	—	1,801,281

Total Investments	$2,672,070	$475,821,992	$—	$478,494,062

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $150,618,717, representing 36.2% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,857,633, collateralized by cash collateral of $1,895,558. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2023, the value of the security is $147, representing less than 0.1% of the Portfolio’s net assets.
(G)	Rounds to less than $1 or $(1).
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at September 30, 2023.
(J)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 12

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon Core Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 13

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 14